SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
SUBSEQUENT EVENTS [Text Block]

NOTE 11 – SUBSEQUENT EVENTS

On August 17, 2017, we issued 1,500,000 shares of our common stock to Steven P. Nickolas upon conversion of 1,500,000 shares of our Series C Preferred Stock held by Mr. Nickolas. The shares of our Series C Preferred Stock became convertible into shares of our common stock without the payment of any additional consideration by Mr. Nickolas and at the option of Mr. Nickolas because the termination of the employment agreement between our company and Mr. Nickolas was an event constituting a “Negotiated Trigger Event” as defined in the Certificate of Designation for our Series C Preferred Stock.

In consideration for services rendered and to be rendered to our company pursuant to a services agreement dated July 26, 2016, we intend to issue a consultant 262,596 shares of our common stock.

NOTE 16 – SUBSEQUENT EVENTS

Effective April 28, 2017, we granted a total of 1,790,000 stock options to our directors, officers, consultants employees. The stock options are exercisable at the exercise price of $1.29 per share for a period of ten years from the date of grant. 360,000 of the stock options vest as follows: (i) 120,000 upon the date of grant; and (ii) 120,000 on each anniversary date of grant. 1,430,000 of the stock options vest as follows: (i) 357,500 upon the date of grant; and (ii) 357,500 on each anniversary date of grant. We granted the stock options to 12 U.S. Persons and 3 non U.S. Persons (as that term is defined in Regulation S of the Securities Act of 1933) and in issuing securities we relied on the registration exemption provided for in Regulation S and/or Section 4(a)(2) of the Securities Act of 1933.

Effective April 28, 2017, we issued 585,000 shares of common stock to five persons, one of whom is a director and officer of our company. Of these shares, 560,000 are restricted from transfer for a period of two years.

On May 3, 2017, the Company designated 3,000,000 shares of the authorized and unissued preferred stock of our company as “Series D Preferred Stock” by filing a Certificate of Designation with the Secretary of State of the State of Nevada. Each share of the Series D Preferred Stock will be convertible, without the payment of any additional consideration by the holder and at the option of the holder, into one fully paid and non-assessable share of our common stock at any time after (i) we achieve the consolidated revenue of our company and all of its subsidiaries equal to or greater than $40,000,000 in any 12 month period, ending on the last day of any quarterly period of our fiscal year; or (ii) a Negotiated Trigger Event, defined as an event upon which the Series D Preferred Stock will be convertible as may be agreed by our company and the holder in writing from time to time. The company then issued a total of 3,000,000 shares of our Series D Preferred Stock to our directors, officers, consultants and employees. We issued these shares relying on the registration exemption provided for in Section 4(a)(2) of the Securities Act of 1933.